INVESTMENT SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
INVESTMENT SECURITIES [Abstract]
Realized investment security gains	$ 46	$ 4
Proceeds from sales of investment securities	6,825	2,102
Investment securities pledged, amortized costs		27,845
Investment securities pledged		27,891
Investment securities pledged, excess collateral amount		$ 18,993